Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities (Abstract)
Accrued loan interest and loan fees	$ 62	$ 114
Accrued Operating Expenses	1,311	834
Accrued voyage expenses and commissions	909	848
Accrued General And Administartive Expenses	499	490
Total	$ 2,781	$ 2,286